Deferred tax assets and liabilities	12 Months Ended
Mar. 31, 2024
Disclosure Of Deferred tax assets and liabilities [Abstract]
Deferred tax assets and liabilities
11.	Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and a description of the items that created these differences is given below
.

Recognized deferred tax assets / (liabilities)		Assets / (liabilities)
	March 31, 2024	March 31, 2023	March 31, 2022
Deductible temporary difference
Property, Plant and Equipment	974,835	714,742	554,604
Lease obligations on right of use assets	181,500	147,614	130,143
Provision for employee benefits	48,879	45,421	46,204
Accounts receivable	131,197	104,658	111,455
Payment to the MSME Vendors	10,934	-	-
Provision for Doubtful Advances	22,819	21,177	20,976
	1,370,164	1,033,612	865,382
Taxable temporary difference
Intangible assets	(144,273)	(133,829)	(143,519)
Finance Lease obligations	(28,571)	(34,145)	(35,670)
	(172,844)	(167,974)	(179,189)

Unused Tax credits
Mat Credit Entitlement	-	-	-
Net deferred tax asset (liability) recognized in Balance Sheet	1,197,320	865,638	686,193

In assessing the realizability of deferred tax assets, management considers whether some portion or all of deferred tax assets will not be realized. The ultimate realization of deferred tax assets and tax loss carry forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which deferred tax assets are deductible, management believes that the Group will realize the benefits of those recognized deductible differences. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income are reduced.

Movement in temporary differences during the year

	Balance as of March 31, 202 2	Recognized in income statement	Recognized in Equity / Balance sheet	Balance as of March 31, 2023	Recognized in income statement	Recognized in Equity / Balance sheet	Balance as of March 31, 2024
Property, plant and equipment	556,604	158,138	-	714,742	260,093	-	974,835
Intangible assets	(143,519)	9,690	-	(133,829)	(10,444)	-	(144,273)
Lease obligations on right of use assets	130,143	17,471	-	147,614	33,886	-	181,500
Finance Lease obligations	(35,670)	1,525	-	(34,145)	5,574	-	(28,571)

Payment to MSME Vendors		-	-		10,934	-	10,934
Provision for employee benefits	46,204	(783)	-	45,421	3,458	-	48,879
Accounts receivable	111,455	(6,797)	-	104,658	26,539	-	131,197
Provision for	-			-			-
Doubtful Advances	20,976	201	-	21,177	1,642	-	22,819

Unrecognized deferred tax assets / (liabilities)

	As of March 31, 2024	As of March 31, 2023
Deductible temporary differences	-	-
Unrecognized tax losses	262,600	105,500
	262,600	105,500

Considering the probability of availability of future taxable profits in the period in which tax losses expire, deferred tax assets have not been recognized in respect of tax losses carried forward by the Group. The above tax losses expire at various years.

Income tax expense recognized in profit or loss
	March 31, 2024	March 31, 2023	March 31, 2022
Current tax expense / (benefit)
Current period	514,847	525,942	639,982

Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(331,747)	(179,443)	(49,721)
MAT credit entitlement

Total income tax expense / (benefit)	183,100	346,499	590,261

There are no income taxes directly recognized in other comprehensive income.

Reconciliation of effective tax rate

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before taxes is summarized below:
	Year ended March 31, 2024	Year ended March 31, 2023	Year ended March 31, 2022
Profit before income taxes	352,039	1,021,021	1,848,206
Enacted tax rates in India	25.17%	25.17%	25.17%
Computed expected tax expense / (benefit)	88,608	256,991	465,193
Effect of:
Share based payment expense not deductible for tax purposes	-	-	-
Unrecognized deferred tax assets on losses incurred during the year (net of temporary differences, if any)
Recognition of previously unrecognised deferred tax asset on temporary differences	(1,735)	(42,500)	(37,923)
Difference on account differential tax rates in different jurisdictions	(22,852)	18,519	23,917
Effect of Unrecognised business loss including reversal of previously recognised DTA on business loss	157,100	105,500	-
Expenses/income not taxable
Recognition of current year temporary differences
Recognition of previously unrecognized tax losses	-	-	-
Difference on account of differential tax rates in different companies	-	-	-
Effect of expenses that are not deductible in determining taxable profit	26,963	1,700	7,224
Expenses/income not taxable
Unrecognized temporary differences	-	-	-
Utilisation of previously unrecognised temporary differences	-	-	14,875
Effect of rate difference in opening and closing deferred tax	-	-	(718)
Permanent difference on account of coupon charges on CCDs	(30,205)	43	1
Others	(34,779)	6,246	(10,920)
Reversal of previously recognised temporary differences	-	-	128,612
	183,100	346,499	590,261